CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Allowance for doubtful receivables	$ 21,023	$ 20,938
Allowance for amount due from related parties	0	1
Allowance for prepayments and other current assets	20,884	20,486
Current liabilities	873,966	2,674,092
Non-current liabilities	$ 76,492	$ 70,214
Treasury shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Number of treasury shares held (in shares)	633,551,270	603,177,267
Class A common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized (in shares)	10,000,000,000	10,000,000,000
Common shares, shares issued (in shares)	1,306,734,444	1,317,840,464
Common shares, shares outstanding (in shares)	673,183,174	714,663,197
Class B common shares
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common shares, shares issued (in shares)	326,509,555	326,509,555
Common shares, shares outstanding (in shares)	326,509,555	326,509,555
Variable interest entity
Current liabilities	$ 310,801	$ 392,620
Non-current liabilities	15,688	14,259
Variable interest entity | Recourse
Current liabilities	$ 137,979	$ 190,356